Cash and cash equivalents; short-term deposits - Schedule of Cash, Cash Equivalents, and Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	$ 3,776	$ 7,567
Cash equivalents	7	7
Short-term deposits	26,500	10,900
Cash, cash equivalents and deposits	$ 30,283	$ 18,474